OPERATING ASSETS AND LIABILITIES - Intangible Assets (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets
Cost at beginning of period	kr 470
Cost at end of period	470	kr 470
Impairment loss on intangibles	0	0	kr 22
Cost
Intangible Assets
Cost at beginning of period	798	392
Additions for the year	99	406
Cost at end of period	897	798	392
Accumulated amortization and impairment
Intangible Assets
Cost at beginning of period	(328)	(268)
Amortization for the year	(99)	(60)
Cost at end of period	(427)	(328)	(268)
Licences, Rights and Patents
Intangible Assets
Cost at beginning of period	470
Cost at end of period	470	470
Licences, Rights and Patents | Cost
Intangible Assets
Cost at beginning of period	798	392
Additions for the year	99	406
Cost at end of period	897	798	392
Licences, Rights and Patents | Accumulated amortization and impairment
Intangible Assets
Cost at beginning of period	(328)	(268)
Amortization for the year	(99)	(60)
Cost at end of period	kr (427)	kr (328)	kr (268)